Pro Forma Information of Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Net revenues	$ 15,040	$ 27,477
Net loss attributable to GigaMedia shareholders	$ (34,845)	$ (15,334)
Basic and diluted loss per share	$ (0.69)	$ (0.30)